Time Deposits (Details) $ in Millions	Dec. 31, 2025 USD ($)
Time Deposits [Abstract]
2026	$ 12,229
2027	410
2028	18
2029	8
2030	5
All subsequent years	10
Total time deposits	$ 12,680